Share capital - Warrant Plans (Details)							12 Months Ended
	Mar. 17, 2020 € / shares	Mar. 17, 2020 shares € / shares	Mar. 17, 2020 uSDollarPerEuro € / shares	Mar. 29, 2019 € / shares	Mar. 29, 2019 shares € / shares	Mar. 29, 2019 uSDollarPerEuro € / shares	Dec. 31, 2020 shares € / shares	Dec. 31, 2019 shares € / shares	Apr. 09, 2019 € / shares	Dec. 31, 2018 € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Par value per share (euro per share)							€ 0.03	€ 0.03	€ 0.03	€ 0.03
BSA 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued (in shares)		18,000	18,000				18,000
Par value per share (euro per share)	€ 0.03	€ 0.03	€ 0.03
Exercise price (in euros per share)	€ 6.59
BSA 2019-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued (in shares)					18,000	18,000	0	18,000
Par value per share (euro per share)				€ 0.03	€ 0.03	€ 0.03
Exercise price (in euros per share)				€ 11.66